Auditor's remuneration	12 Months Ended
Dec. 31, 2017
Auditor's remuneration
Auditor's remuneration

5 Auditor’s remuneration

Amounts paid to the Group’s auditors for statutory audit and other services are set out below. All audit-related and other services are approved by the Group Audit Committee and are subject to strict controls to ensure the external auditor’s independence is unaffected by the provision of other services. The Group Audit Committee recognises that for certain assignments the auditors are best placed to perform the work economically; for other work the Group selects the supplier best placed to meet its requirements. The Group’s auditors are permitted to tender for such work in competition with other firms where the work is permissible under audit independence rules.

On 24 March 2016 Deloitte LLP (Deloitte) resigned as the Group’s auditors and at the Annual General Meeting on 4 May 2016 the shareholders approved the appointment of Ernst & Young LLP (EY) as the Group’s auditor for the audit of the 2016 annual accounts. EY remain the Group’s auditors for the audit of the 2017 annual accounts.

Amounts paid to the Group’s auditors for statutory audit and other services are set out below:

EY	2017 £m	2016 (1) £m
Fees payable for the audit of the Group’s annual accounts	4.0	4.0
- the audit of the company’s subsidiaries	22.9	20.7
- audit-related assurance services (2)	4.3	4.0

Total audit and audit-related assurance services fees	31.2	28.7

Other assurance services	1.7	3.4
Corporate finance services (3)	0.2	0.2

Total other services	1.9	3.6

Deloitte	2017 £m	2016 (4) £m
Fees payable to the auditor and its associates for other services to the Group	—	—
- the audit of the company’s subsidiaries	—	0.2
- audit-related assurance services (5)	—	0.5

Total audit and audit-related assurance services fees	—	0.7

Other assurance services	—	0.2
Corporate finance services (6)	—	1.3

Total other services	—	1.5

Total	—	2.2

Notes:

(1)	Includes fees for the period EY were principal Group auditor (2016 - 1 January 2016 – 31 December 2016; Deloitte 2016 to effective resignation on 24 March 2016.)

(2)

Comprises fees of £1.1 million (2016 - £1.1 million) in relation to reviews of interim financial information, £2.5 million (2016 - £2.2 million) in respect of reports to the Group’s regulators in the UK and overseas, £0.7 million (2016 - £0.7 million) in relation to non-statutory audit opinions.

(3)	Comprises fees of £0.2 million (2016 - £0.2 million) in respect of work performed by the auditors as reporting accountants on debt and equity issuances undertaken by the Group.

(4)	Includes fees for the period Deloitte were principal Group auditor (2016 1 January 2016 to effective resignation on 24 March 2016)

(5)

Comprises no fees (2016 - nil) in relation to revenues of interim financial information, no fees (2016 - £10 million) in respect of reports to the Group’s regulators in the UK and overseas, no fees (2016 - £0.2 million) in respect of internal controls assurance, and no fees in relation to non-statutory audit opinions.

(6)

Comprises no fees (2016 £1.4 million) in respect of work performed by the auditors as reporting accountants as debt and equity issuances undertake by the Group, including securitisations, no fees (2016 - £0.1 million), and no fees (2016 – nil) in relation to working capital report in correction with a circular to shareholders.